Summary of Significant Accounting Policies (Additional Information 2) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment Entity	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Aggregate allowance for doubtful accounts	$ 3,700,000	$ 900,000
Capital Lease Obligations	13,062,000	2,538,000
Number of Operating Segments	1
Number of Reportable Segments	1
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	2,000,000	3,400,000
Number Of Subsidiaries Taxed As Taxable Reit	1
Qualitytech, LP [Member]
Summary Of Significant Accounting Policies [Line Items]
Capital Lease Obligations	13,062,000	2,538,000
Accounts Receivable [Member] | Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Accounts Receivable	32.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Accounts Receivable	18.00%
Maximum [Member] | Accounts Receivable [Member] | Five Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Accounts Receivable	67.00%
Maximum [Member] | Rental Revenue [Member] | Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	9.00%
Maximum [Member] | Rental Revenue [Member] | Other Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	5.00%
Minimum [Member] | Accounts Receivable [Member] | Five Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Accounts Receivable	5.00%
Federal [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards related to Federal income taxes	24,100,000
Federal [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Loss Carryforwards Expiration Period	20 years
Federal [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Loss Carryforwards Expiration Period	15 years
State [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards related to Federal income taxes	$ 20,100,000
State [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Loss Carryforwards Expiration Period	20 years
State [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Loss Carryforwards Expiration Period	5 years